Properties (Tables)	12 Months Ended
Dec. 31, 2012
Properties

	2012	2012			2011
(in millions of Canadian dollars)	Average annual depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Track and roadway	2.7%	$13,273	$3,845	$9,428	$12,778	$3,552	$9,226
Buildings	3.4%	476	244	232	453	255	198
Rolling stock	2.5%	3,320	1,318	2,002	3,390	1,362	2,028
Information Systems(1)	12.3%	746	389	357	665	338	327
Other	4.6%	1,466	472	994	1,436	463	973

Total		$19,281	$6,268	$13,013	$18,722	$5,970	$12,752

(1) During 2012 CP capitalized costs attributable to the design and development of internal-use software in the amount of $105 million (2011 – $91 million; 2010 –$54 million). Current year depreciation expense related to internal use software was $78 million (2011 – $56 million; 2010 – $54 million).

Capital Leases Included In Net Properties

Capital leases included in properties

		2012			2011
(in millions of Canadian dollars)		Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Buildings	$	1	$–	$1	$1	$–	$1
Rolling stock		510	179	331	515	165	350
Other		2	2	–	2	2	–

Total assets held under capital lease	$	513	$181	$332	$518	$167	$351